Gabelli Financial Services Opportunities ETF

SUMMARY PROSPECTUS May 10, 2022

(GABF)

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus and SAI and other information about the Fund online at www.gabelli.com. You can also get this information at no cost by calling 800-422-3554 or by sending an email request to info@gabelli.com. The Fund’s Prospectus and SAI, both dated April 29, 2022, are incorporated by reference into this Summary Prospectus.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (https://gabelli.com/), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports in paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with the Fund.

Investment Objective

The Fund seeks to provide capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The investment advisory agreement between Gabelli ETFs Trust (the “Trust”) and Gabelli Funds, LLC (the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses, and any extraordinary expenses. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below.

Shareholder Fees
(fees paid directly from your investment):	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.90%
Other Expenses(1)	0.00%

Total Annual Fund Operating Expenses	0.90%
Less Fee Waiver and/or Expense Reimbursement(2)	(0.90)%

Total Annual Fund Operating Expenses After Fee Waiver	0.00%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)

Gabelli Funds, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive the Fund’s management fee of 0.90% on the first $25 million in net assets for one year from the commencement of the Fund’s operations. The management fee waiver shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$0	$197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover is included for the Fund because the Fund has not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets, in the securities of companies principally engaged in the group of industries comprising the financial services sector. As a fundamental policy, the Fund will concentrate (invest at least 25% of the value of its net assets) in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock of such companies in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund may invest in companies without regard to market capitalization.

The Fund considers a company to be principally engaged in the group of industries comprising the financial services sector if it devotes a significant portion of its assets to, or derives a significant portion of its revenues from, providing financial services. The Fund considers a company to be principally engaged in the group of industries comprising the financial services sector if it devotes 50% of its assets to, or derives 50% of its revenues from, providing financial services. Such services include but are not limited to the following: commercial, consumer, and specialized banking and financing; asset management; publicly-traded, government sponsored financial enterprises; insurance; accountancy; mortgage REITs; brokerage; securities exchanges and electronic trading platforms; financial data, technology, and analysis; and financial transaction and other financial processing services.

The 1940 Act restricts the Fund from acquiring the securities of any company that derives more than 15% of its gross revenues from securities related activities, such as a broker, dealer, underwriter or a federally registered investment adviser (a “Securities Related Issuer”), subject to exception. Under Rule 12d3-1 under the 1940 Act, however, the Fund may generally purchase up to 5% of any class of equity securities of a Securities Related Issuer, or up to 10% of the outstanding principal amount of debt securities of a Securities Related Issuer, so long as, in each case, no more than 5% of the Fund’s total assets are invested in the Securities Related Issuer. These limitations are measured at the time of investment. Rule 12d3-1 may operate to limit the size of the Fund’s investment position with respect to one or more Securities Related Issuers. The 1940 Act also restricts the Fund from acquiring any security issued by an insurance company if the Fund owns, or will own as a result of the acquisition, more than 10% of the total outstanding voting stock of the insurance company. The 1940 Act may operate to limit the size of the Fund’s investment position with respect to one or more insurance companies.

The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business. The Adviser expects to seek to sell any Fund investments that lose their perceived value relative to other investments, which could occur because of, among other things, a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Principal Risks

You may want to invest in the Fund if:

•	you are a long term investor
•	you seek capital appreciation
•	you believe that the market will favor financial services companies over the long term

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

•

Non-Transparent Exchange-Traded Fund (“ETF”) Structure Risk.    Unlike most actively managed ETFs the Fund does not provide daily disclosure of its portfolio holding. Instead, the Fund provides a verified intraday indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors and other market participants with a highly correlated per share value of the underlying portfolio that can be compared to the current market price. There is, however, a risk that shares of the Fund may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Because the Fund trades on the basis of the VIIV, it may trade at a wider bid/ask spread than traditional ETFs that publish their portfolios on a daily basis. Accordingly, the Adviser or its designee will monitor on an ongoing basis how shares of the Fund trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. Should there be extended periods of unusually high bid/ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund. There is also a risk that the market price may vary significantly from the NAV and, thus, the underlying value of the Fund significantly from the underlying NAV of the Fund. There is also a risk that, despite not disclosing the portfolio holdings each day, some market participants may seek to use publically available information, including the VIIV, to identify the Fund’s investment strategy and engage in certain predatory trading practices that may have the potential to harm the Fund.

•

Early Close/Trading Halt Risk.    An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, due to the non-transparency of the portfolio a trading halt in a portfolio security could cause discrepancies between the VIIV and NAV of the Fund resulting in uncertainty on the part of the AP that results in wider, less liquid markets. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

•

Authorized Participant and AP Representative Concentration Risk.    The creation and redemption process for the Fund occurs through a confidential brokerage account (“Confidential Account”) with an agent, called an AP Representative, on behalf of an Authorized Participant. Each day, the AP Representative will be given the names and quantities of the securities to be deposited, in the case of a creation, or redeemed, in the case of a redemption (“Creation Basket”), allowing the AP Representative to buy and sell positions in the portfolio securities to permit creations or redemptions on the Authorized Participant’s behalf, without disclosing the information to the Authorized Participant. The Fund may have a limited number of institutions that act as Authorized Participants and AP Representatives, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as Authorized Participants and AP Representatives. During times of market stress, Authorized Participants may be more likely to step away from this type of ETF than a traditional ETF.

•

Absence of an Active Market.    Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to net asset value (“NAV”). If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

•

New Fund Risk.    The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss. However, the expense limitation in place limits this risk through the end of its term.

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

•

Growth Stock Risk.    Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.

•

American Depositary Receipts (“ADRs”) Risk.    Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

•

Concentration Risk.    The Fund concentrates its assets (i.e., invests 25% or more of its net assets) in securities of companies in the financial services sector, and, as a result, the Fund may be subject to greater volatility with respect to its portfolio securities than the Fund that is more broadly diversified. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

•

Coronavirus (“COVID-19”) and Global Health Events.    COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•

Financial Services Risk.    The Fund will concentrate its investments in securities issued by financial services companies. Financial services companies can be significantly affected by changing economic conditions, demand for consumer loans, refinancing activity and intense competition, including price competition. Profitability can be largely dependent on the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate significantly when interest rates change; unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector. Financial services companies are subject to extensive government regulation, which can change frequently and may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, or may affect them in other ways that are unforeseeable. In the past, financial services companies in general experienced considerable financial distress, which led to the implementation of government programs designed to ease that distress.

•

Issuer Risk.    The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

•

Large Capitalization Companies Risk.    Companies with $10 billion or more in market capitalization are considered by the Adviser to be large capitalization companies. Large capitalization companies generally experience slower rates of growth in earnings per share than do mid and small capitalization companies.

•	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

•

Market Trading Risk.    Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

•

Non-Diversification Risk.    As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.

•

Preferred Stock Risk.    Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

•

Small- and Mid-Capitalization Companies Risk.    Investing in securities of small and mid-capitalization companies may involve greater risks than investing in larger, more established issuers. Small and mid-capitalization companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers, or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility.

•

Trading Issues Risk.    Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

•

Value Investing Risk.    The Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Performance

The Fund has not yet commenced operations, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.

Management

The Adviser. Gabelli Funds, LLC

The Portfolio Manager. Mr. Macrae Sykes, a portfolio manager for the Adviser, has served as portfolio manager of the Fund since inception.

Other Information

Purchase and Sale of Fund Shares

The Fund is an actively managed exchange-traded Fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 5,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

Tax Information

The Fund expects that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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GABF multi 2022